Leases - Schedule of Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Capital Leases
2017	$ 74
2018	72
2019	71
2020	71
2021	70
Thereafter	956
Total future lease payments	1,314
Less: imputed interest	(666)
Present value of capital lease obligations	648
Operating Leases
2017	2,458
2018	2,361
2019	2,209
2020	2,040
2021	1,910
Thereafter	16,368
Total future lease payments	27,346
Minimum sublease rentals due in future under non-cancelable subleases	176
Obligation in excess of future minimum payments	$ 1,700